Document And Entity Information	Jul. 18, 2022
Document Information [Line Items]
Entity, Registrant Name	Farmers and Merchants Bancshares, Inc.
Current Fiscal Year End Date	--12-31
Document, Type	8-K
Document, Period End Date	Jul. 18, 2022
Entity, Incorporation, State or Country Code	MD
Entity, File Number	000-55756
Entity, Tax Identification Number	81-3605835
Entity, Address, Address Line One	4510 Lower Beckleysville Road, Suite H
Entity, Address, City or Town	Hampstead
Entity, Address, State or Province	MD
Entity, Address, Postal Zip Code	21074
City Area Code	410
Local Phone Number	374-1510
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001698022